SUPPLEMENT dated January 5, 2000

                     to the PROSPECTUS dated May 1, 1999 of

                         TOMORROW FUNDS RETIREMENT TRUST

                       Tomorrow Long-Term Retirement Fund
                      Tomorrow Medium-Term Retirement Fund
                       Tomorrow Short-Term Retirement Fund

              -----------------------------------------------------

         On page 2, under the section captioned "Current Strategic Asset Allocation," the pie chart titled "Long-Term Fund" is revised to reflect the following allocations:

         Large Capitalization               42.0%
         Medium Capitalization              14.0%
         Small Capitalization               14.0%
         Fixed Income                       25.0%
         Foreign                             5.0%